SHARE-BASED PAYMENTS - Summary of assumptions used to estimate the fair value of the share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 08, 2018
SHARE-BASED PAYMENTS
Risk-free rate, Minimum	1.75%	1.13%	0.66%
Risk-free rate, Maximum	2.93%	1.62%	1.84%
Expected volatility range, Minimum	35.62%	36.28%	37.30%
Expected volatility range, Maximum	46.22%	38.03%	37.80%
Exercise multiple, Minimum	2.20	2.20	2.20
Exercise multiple, Maximum	2.80	2.80	2.80
Fair market value per ordinary share as at valuation dates				$ 0.76
Minimum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.24	$ 1.97	$ 0.76
Maximum
SHARE-BASED PAYMENTS
Fair market value per ordinary share as at valuation dates	$ 0.73	$ 3.49	$ 1.94